Schedule of Computation of Diluted Net Loss per Common Share including Antidilutive (Details) (Parenthetical) - shares shares in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	[1]	Dec. 31, 2023	[2]	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents, shares	11,757	4,107		3,933		1,903	[2]
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents, shares	1,664					25,000,000
Simple Agreement For Future Equity [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents, shares						300

[1]	Retroactively restated for reverse recapitalization.
[2]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 3.